Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other liabilities
Schedule of other liabilities

	2017			2016
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	—	5,411	5,411	—	1,105	1,105
Guarantees and deposits	32	2	34	36	—	36
Remuneration payable	—	46,667	46,667	—	34,182	34,182
Tax payables	1,574	17,785	19,359	—	12,403	12,403
Other liabilities	1,930	20,704	22,634	5,701	17,090	22,791
Total	3,536	90,569	94,105	5,737	64,780	70,517

Schedule of tax payables

	2017			2016
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
VAT	—	1,784	1,784	—	1,853	1,853
Accrued social security taxes payable	—	5,095	5,095	—	3,940	3,940
Personal income tax withholding payable	—	1,049	1,049	—	855	855
Other	1,574	9,857	11,431	—	5,755	5,755
Total	1,574	17,785	19,359	—	12,403	12,403

Schedule of share based payment arrangements

					Fair Value at
Option Series	Number	Grant Date	Expiration	Exercise Price	Grant Date
Equity Incentive plan	475,090	June 1, 2017	June 1, 2027	nil	$12.39
Equity Incentive plan	17,342	June 20, 2017	June 20, 2027	nil	$11.65
Equity Incentive plan	264,933	November 24, 2016	November 24, 2026	nil	$11.81

Schedule of performance condition of share options granted
Vesting Conditions
30% total shareholder return (“TSR”) relative to a comparator group
30% TSR relative to S&P Global 1200 Metals and Mining Index
20% return on invested capital (“ROIC”)
20% net operating profit after tax (“NOPAT”)

Schedule of assumptions used to estimate the fair value of Ferroglobe stock option

Grant Date Fair Value
Grant date	June 20, 2017	June 01, 2017	November 24, 2016
Grant date share price	$10.50	$10.96	$11.81
Exercise price	Nil	Nil	Nil
Expected volatility	43.15%	43.09	44.83%
Option life	3.00 years	3.00 years	3.00 years
Dividend yield	0%	0%	0%
Risk-free interest rate	1.52%	1.44%	1.39%
Remaining performance period at grant date	2.53	2.58	2.10
Company TSR at grant date	(0.3%)	4.0%	40.0%
Median comparator group TSR at grant date	(7.2%)	(3.7%)	56.4%
Median index TSR at grant date	0.6%	4.8%	45.7%

Schedule of summary of options outstanding

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2015	1,310,666	$16.80
Expired	(681,288)	18.83
Outstanding as of December 31, 2016	629,378	$14.59	1.75	$580
Exercised	(34,990)	6.77
Expired	(71,027)	14.54
Outstanding as of December 31, 2017	523,361	$15.12	0.89	$1,774

Exercisable as of December 31, 2017	515,028	$15.10	0.87	$1,774